PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation expenses	¥ 108,446	$ 17,018	¥ 55,751	¥ 11,919
Impairment losses on property, equipment and software	52,544	$ 8,245	0	¥ 0
Property, equipment and software
Property, Plant and Equipment [Line Items]
Impairment losses on property, equipment and software	¥ 28,918		¥ 0